Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 01, 2014	Jun. 30, 2013
Document And Entity Information Abstract
Entity Registrant Name	Jacksonville Bancorp, Inc.
Entity Central Index Key	0001484949
Trading Symbol	jxsb
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding		1,818,876
Entity Public Float			$ 36.3
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY